RELATED PARTY TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
RELATED PARTY TRANSACTIONS [Abstract]
Purchase of services	$ 40	$ 73